Commitments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments (Details) [Line Items]
Deferred percentage	50.00%
Fees incurred	$ 15,000
Payment to acquire	15,000
Remaining amount	110,000
Other Assets [Member]
Commitments (Details) [Line Items]
Payment to acquire	$ 125,000
Business Combination [Member]
Commitments (Details) [Line Items]
Business combination percentage	50.00%
Underwriting Agreement [Member]
Commitments (Details) [Line Items]
Underwriting discount per share (in Dollars per share)	$ 0.2	$ 0.2
Aggregate amount	$ 5,000,000	$ 5,000,000
Deferred underwriting commission per share (in Dollars per share)	$ 0.35	$ 0.35
Deferred underwriting commission payable	$ 8,750,000	$ 8,750,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Additional units (in Shares)	3,750,000	3,750,000